As filed with the Securities and Exchange Commission on August 25, 2017

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. □

Amendment No. 358 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 360

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention:  Brian Nielsen

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Kevin Wolf President Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(X)        immediately upon filing pursuant to paragraph (b).

( )        On ___________ pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

( )        On ____________ (date) pursuant to paragraph (a)(1)

( )        75 days after filing pursuant to paragraph (a)(2).

(  )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 358 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the Epsilon Sector-Balanced Fund, a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Epsilon Sector-Balanced Fund; (b) Statement of Additional Information relating to the Epsilon Sector-Balanced Fund; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Epsilon Sector-Balanced Fund

Class N Shares (Symbol: EAMNX)

Class I (Symbol: EAMIX)

Class T (Symbol: EAMFX)

Prospectus

August 25, 2017

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Epsilon Sector-Balanced Fund

a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

Summary Section	1
Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	5
Investment Objective	5
Principal Investment Strategies	5
Principal Risks of Investing in the Fund	6
Portfolio Holdings Information	9
Management of the Fund	9
The Adviser	9
Portfolio Management Team	9
Shareholder Information	10
Choosing a Share Class	10
More About Class N Shares	11
More About Class I Shares	11
More About Class T Shares	11
Share Price	13
How to Purchase Shares	14
How to Redeem Shares	15
Redemption Fee	17
Tools to Combat Frequent Transactions	18
Distribution of Fund Shares	19
Distributions and Taxes	20
Tax Status, Dividends and Distributions	20
Financial Highlights	21
PRIVACY NOTICE	22

Summary Section

Investment Objective. The investment objective of the Epsilon Sector-Balanced Fund (the “Fund”) is to seek capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Sector-Balanced Fund. You may qualify for sales charge discounts on Class T shares if you invest, or agree to invest in the future, at least $250,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class T Shares” beginning on page 11 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class N	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	0.50%	0.50%	0.50%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.25%
Other Expenses	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.29%	1.04%	1.29%
Fee Waiver/Expense Reimbursement	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.25%	1.00%	1.25%
(1)	This number represents an estimate for the Fund’s current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Fund and would not be a direct expense incurred by the Fund or deducted from Fund assets.
(2)	Pursuant to an operating expense limitation agreement between Epsilon Asset Management, LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.25%, 1.00% and 1.25%, of the Fund’s average net assets, for Class N, Class I and Class T shares, respectively, through December 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Class N	$128	$406
Class I	$103	$328
Class T	$375	$646
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies. Under normal market conditions, the Fund pursues its objective by investing primarily in equity securities of large capitalization companies based in the United States. The Adviser currently defines large capitalization companies as those with market capitalizations at the time of purchase of $10 billion or greater. As described below, the Fund seeks to invest in stocks approximate to the sector weightings across the S&P 500 Index. While the Fund utilizes publically available hedge fund holdings data in constructing the portfolio, the Fund itself is not a hedge fund and does not invest in hedge funds.

In selecting securities for the Fund, the Adviser utilizes a rules-based approach that seeks to harness the collective stock-picking talent of the universe of hedge fund managers through a behavioral analysis of each manager. Behavioral analysis entails analysis of underlying portfolio holdings, risk factors, concentration statistics, position sizing, and turnover characteristics of hedge fund managers within this universe, based upon assumptions made from analyzing each hedge fund manager’s Form 13F filings with the Securities and Exchange Commission (“SEC”). Form 13F filings are provided quarterly and typically are publically available 45 days following each calendar quarter end. Form 13F filings provide position-level disclosure of all institutional investment managers with more than $100 million in assets under management with relevant long U.S. holdings. The Fund’s Adviser is unaffiliated with any of the hedge fund managers within the universe that it analyzes.

Hedge fund managers are classified based upon their Form ADV filings with the SEC and at the discretion of the Adviser’s classification schema. While the Adviser uses ADV filings, such filings only include raw data which the Adviser uses for its own analysis. Each manager is analyzed for characteristics such as risk, attribution, strategy, and portfolio composition based on holdings information provided in Form 13F filings. Each of these characteristics are inputs used by the Adviser’s proprietary analytical model in selecting individual stocks for the Fund’s portfolio.

These analytical inputs serve as the basis for ranking securities. The Adviser will select securities based upon a proprietary algorithmic ranking of all securities across the large-cap domestic equity universe. This ranking looks at the aforementioned behavioral characteristics of hedge fund managers and assigns a score to each security held by each hedge fund manager. This process provides the Adviser with a methodology for ranking the universe of securities held by hedge fund managers, as ascertained through their 13F filings. Once the ranking is complete, portfolio construction rules, such as sector-weighting, market capitalization, concentration, and risk characteristics, are applied to the universe of ranked securities to create a portfolio meeting the Fund’s objectives. The Adviser expects to rebalance the Fund’s portfolio quarterly following the Form 13F filing timeline. The Adviser may also trade positions intra-quarter due to merger/acquisitions of underlying securities or in certain circumstance where the Adviser deems it prudent and consistent with the Fund’s objectives. The Fund is actively managed. The Adviser expects the Fund’s portfolio typically to have around 50 equity positions. The Fund, however, is non-diversified as the Fund seeks to approximate the sector weightings across the S&P 500 Index and generally limits its positions to five stocks per sector.

The Fund primarily invests in U.S. common stocks, but may also invest in American Depository Receipts (“ADRs”) or preferred stock. Common stocks, preferred stocks and ADRs are selected based upon the Fund’s stated objective to approximate the Global Industry Classification Standard (“GICS”) sector weightings of large-cap domestic equity securities represented in the Fund’s benchmark, the S&P 500 Index. GICS is an industry taxonomy developed by Standard & Poor’s together with Morgan Stanley Capital International. As of the date of this Prospectus, the standard has 11 sector groupings. Therefore, under normal circumstances, the Fund typically holds 5 securities, equal-weighted, in each of the 8 major GICS sectors (Consumer, Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials), while 10 securities are appropriated across the three minor GICS sectors (Real Estate, Telecommunications, Utilities).

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The Fund may invest in master limited partnerships (“MLPs”), limited partnerships and limited liability companies. Additionally, the Fund may utilize derivatives, such as total-return swaps, as means of gaining exposure to these securities in a more tax efficient manner.

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•	American Depository Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

•	Derivatives Risk. Derivative instruments (such as total-return swaps) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values or interest rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. In addition, derivative instruments are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.
•	Equity Risk. Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.
•	Common Stocks. Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.
•	Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

•	Limited Operating History Risk. The Fund is new and has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

•	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio management team could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

•	Market Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these
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and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

•	Master Limited Partnership (“MLP”) Risk. The Fund may invest directly in MLPs or gain exposure to MLPs through swaps, exposing the Fund to certain risks associated with investing in MLPs. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote. An investment in an MLP also exposes the Fund to certain tax risks associated with investing in partnerships. MLPs may have limited financial resources, and they may be subject to more erratic price movements because of the underlying assets they hold.

•	Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

•	Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

•	Reliance on Form Filings and Public Data Risk. The public filings (including Form 13F filings) used in the construction of the Fund’s portfolio, which disclose holdings as of the end of each calendar quarter, are filed up to 45 days after the end of the calendar quarter, rendering certain information stale. Accordingly, a given investor may have already exited positions disclosed on a form by the time the filing is available to the Fund. Further, Form 13F filings may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported.

•	Total-Return Swap Risk. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Performance. Because the Fund is new, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-833-ESBFUND or on the Fund’s website www.epsilonmgmt.com.

Investment Adviser. Epsilon Asset Management, LLC serves as the Fund’s investment adviser (the “Adviser”).

Portfolio Management Team. The Fund is managed by a team of financial professionals that consists of the following individuals:

Portfolio Management Team	Primary Title	With the Fund Since:
James Adam Lavin	Portfolio Manager	September 2017
Chuck Soderstrom	Portfolio Manager	September 2017
Faryan Amir-Ghassemi	Portfolio Manager	September 2017
Michael Perlow	Portfolio Manager	September 2017

Purchase and Sale of Fund Shares. You may conduct transactions by mail (Epsilon Sector-Balanced Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130), or by telephone at 1-833-ESBFUND. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in each share class of the Fund is $10,000 for Class I shares, $1,000 for Class N shares and $1,000 for Class T shares, with a minimum subsequent investment of $200 for Class N

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shares and $1,000 for Class T shares. There is no minimum subsequent investment amount for Class I shares. The Fund reserves the right to waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective

The primary investment objective of the Fund is to seek capital appreciation. The Fund’s investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders will be given 60 days’ notice of any such change.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its objective by investing primarily in equity securities of large capitalization companies based in the United States. The Adviser currently defines large capitalization companies as those with market capitalizations at the time of purchase of $10 billion or greater. As described below, the Fund seeks to invest in stocks approximate to the sector weightings across the S&P 500 Index. While the Fund utilizes publically available hedge fund holdings data in constructing the portfolio, the Fund itself is not a hedge fund and does not invest in hedge funds (i.e., unlisted, privately offered funds). The Fund is not designed to approximate the performance of any hedge fund manager, hedge fund or group of hedge fund managers or hedge funds. The Fund should not be considered a hedge fund replication strategy.

In selecting securities for the Fund, the Adviser utilizes a rules-based approach that seeks to harness the collective stock-picking talent of the universe of hedge fund managers through a behavioral analysis of each manager. Behavioral analysis entails analysis of underlying portfolio holdings, risk factors, concentration statistics, position sizing, and turnover characteristics of hedge fund managers within this universe, based upon assumptions made from analyzing each hedge fund manager’s Form 13F filings with the Securities and Exchange Commission (“SEC”). Form 13F filings are provided quarterly and typically are publically available 45 days following each calendar quarter end. Form 13F filings provide position-level disclosure of all institutional investment managers with more than $100 million in assets under management with relevant long U.S. holdings. The Fund’s Adviser is unaffiliated with any of the hedge fund managers within the universe that it analyzes.

Hedge fund managers are classified based upon their Form ADV filings with the SEC and at the discretion of the Adviser’s classification schema. While the Adviser uses ADV filings, such filings only include raw data which the Adviser uses for its own analysis. Each manager is analyzed for characteristics such as risk, attribution, strategy, and portfolio composition based on holdings information provided in Form 13F filings. Each of these characteristics are inputs used by the Adviser’s proprietary analytical model in selecting individual stocks for the Fund’s portfolio.

These analytical inputs serve as the basis for ranking securities. The Adviser will select securities based upon a proprietary algorithmic ranking of all securities across the large-cap domestic equity universe. This ranking looks at the aforementioned behavioral characteristics of hedge fund managers and assigns a score to each security held by each hedge fund manager. This process provides the Adviser with a methodology for ranking the universe of securities held by hedge fund managers, as ascertained through their 13F filings. Once the ranking is complete, portfolio construction rules, such as sector-weighting, market capitalization, concentration, and risk characteristics, are applied to the universe of ranked securities to create a portfolio meeting the Fund’s objectives. The Adviser expects to

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rebalance the Fund’s portfolio quarterly following the Form 13F filing timeline. The Adviser may also trade positions intra-quarter due to merger/acquisitions of underlying securities or in certain circumstance where the Adviser deems it prudent and consistent with the Fund’s objectives. By combining the stock selection alpha and key behavioral metrics that the Adviser believes determines the strength and consistency of each hedge fund manager’s skill, the Adviser seeks to individually rank the universe of publically traded equities by the combined strength of the shareholder base which is determined by analyzing and ranking the behavioral characteristics of the hedge fund managers which own the security reviewed using the Adviser’s proprietary algorithmic approach. The Adviser looks at the underlying skill and behavior of active hedge fund managers. Then, the Adviser ranks the universe of all domestic securities based upon the quality of those managers. This provides the Adviser a systematic way to select stocks.

The Fund is actively managed. The Adviser expects the Fund’s portfolio typically to have around 50 equity positions. The Fund, however, is non-diversified as the Fund seeks to approximate the sector weightings across the S&P 500 Index and generally limits its positions to five stocks per sector.

The Fund primarily invests in U.S. common stocks, but may also invest in American Depository Receipts (“ADRs”) or preferred stock. Common stocks, preferred stocks and ADRs are selected based upon the Fund’s stated objective to approximate the Global Industry Classification Standard (“GICS”) sector weightings of large-cap domestic equity securities represented in the Fund’s benchmark, the S&P 500 Index. GICS is an industry taxonomy developed by Standard & Poor’s together with Morgan Stanley Capital International. As of the date of this prospectus, there are 11 sector classifications per the standard. Therefore, under normal circumstances, the Fund typically holds 5 securities, equal-weighted, in each of the 8 major GICS sectors (Consumer, Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials), while 10 securities are appropriated across the three minor GICS sectors (Real Estate, Telecommunications, Utilities).

The Fund may invest in master limited partnerships (“MLPs”), limited partnerships and limited liability companies. An MLP is an entity, most commonly, a limited partnership, that is taxed as a partnership, publicly traded and listed on a national securities exchange. Additionally, the Fund may utilize derivatives, such as total-return swaps, as means of gaining exposure to these securities in a more tax efficient manner. A total-return swap agreement provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.

The Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper, or other money market instruments.

Temporary Defensive Positions

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Adviser will determine when market conditions warrant temporary defensive measures. For example, during such periods, 100% of the Fund’s assets may be invested in short-term, high-quality fixed income investments, eligible U.S. dollar-denominated money market instruments, cash or cash equivalents. Temporary defensive positions may be initiated by the Sub-Adviser when market conditions make pursuing its investment strategy used for the Fund inconsistent with the best interests of the Fund. When the Fund takes temporary defensive positions, it may not achieve its investment objective.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The principal risks of investing in the Fund are:

American Depositary Receipts (“ADRs”) Risk. The Fund may invest in U.S. dollar denominated ADRs of foreign companies. ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the

6

underlying foreign securities. The risks of ADRs include many of the risks associated with investing directly in foreign securities. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

Cyber Security Risk.  As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions.  Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers.  Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Derivatives Risk. Derivative instruments (such as total-return swaps) are subject to changes in the value of the underlying assets or indices on which such instruments are based. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present default risk in that the counterparty may default on its payment obligations or become insolvent (this risk is greater for swaps). Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Equity Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

•	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

•	Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer's financial condition or prospects or to fluctuations in the equity markets.

Large-Cap Securities Risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies more established companies may be less capable of responding quickly to competitive challenges and industry changes than smaller companies, and may suffer sharper price declines as a result of earnings disappointments. Stocks of large companies as a group can fall

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out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.

Limited Operating History Risk. The Fund is new and has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective notwithstanding the performance of any or all of the foregoing or their respective affiliates or principals in other transactions including, without limitation, arrangements similar in nature to the Fund.

Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio management team could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. The Fund is subject to the risk of poor stock selection. The Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is risk that these and other factors may adversely affect the Fund’s performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund.

Master Limited Partnership (“MLP”) Risk. The Fund may gain exposure to MLPs through swaps, exposing the Fund to certain risks associated with investing in MLPs. An investment in units of an MLP involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP common units have the rights typically afforded to limited partners in limited partnerships. Accordingly, holders of common units will have limited control and limited voting rights on matters affecting the partnership. Holders of common units may also be subject to potential conflicts of interest with the MLP’s general partner, including those arising from incentive distribution payments.

In addition, there are certain tax risks associated with investments in MLPs. The benefit derived from an investment in an MLP is largely dependent on the MLP being treated as a partnership for federal income tax purposes. A change to current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for federal income tax purposes. If an MLP were treated as a corporation, the MLP would be required to pay federal income tax on its taxable income. This would reduce the amount of cash available for distribution by the MLP, which could result in a reduction of the value of an investment in the MLP and lower income generated by the MLP.

The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Reliance on Form Filings and Public Data Risk.  The public filings (including Form 13F filings with the SEC) used in the construction of the Fund’s portfolio, which disclose holdings as of the end of each calendar quarter, are filed up to 45 days after the end of the calendar quarter, rendering certain information stale. Accordingly, a given investor may have already exited positions disclosed on a form by the time the filing is available to the Fund. Further, Form 13F filings may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported. As a result, a Form 13F may not provide a complete picture of the holdings of a given investor. Because Form 13F filings

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are publicly available information, it may be possible that other investors are also monitoring these filings and investing accordingly, which could result in inflation of the share price of securities included in the Fund’s portfolio.

Total-Return Swap Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

Management of the Fund

The Adviser

The Fund has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Epsilon Asset Management, LLC, located at 600 Third Avenue, 2nd Floor, New York, NY 10016, under which the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Fund compensates the Adviser for its investment advisory services at the annual rate of 0.80% of the Fund’s average daily net assets, payable on a monthly basis. The Adviser is registered as an investment adviser with the SEC.

Fund Expenses. The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.25%, 1.00% and 1.25% of the Fund’s average net assets, for Class N, Class I and Class T shares, respectively, through December 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Management Team

The following provides additional information about the members of the portfolio management team who are responsible for the day-to-day management of the Fund’s assets. The SAI provides additional information about the portfolio management team’s compensation, other accounts managed by the members of the portfolio management team and their ownership of investments in the Fund.

James Adam Lavin. James Adam Lavin is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, he was at Novus Partners, where he helped grow the company to a firm with clients representing $3 trillion of assets under

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management. During that time, Mr. Lavin brokered relationships with channel partners and helped grow the client base by several hundred percent. Prior to joining Novus in 2009, he was the principal and founder of Alternative Investment Management, a multi-billion dollar fund-of-hedge-funds. He has worked with several multi-billion dollar family offices throughout the years, specifically in the field of constructing hedge fund and private equity portfolios. Mr. Lavin graduated with a degree in Business Administration from Tulane University.

Chuck Soderstrom. Chuck Soderstrom is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, starting in 2005, he served as a Managing Director and Head of Operations for Impala Asset Management, a multi-billion dollar long/short equity hedge fund founded by Bob Bishop. Prior to Impala, Mr. Soderstrom was a Senior Managing Director at Bear Stearns from 2002-2003. In 2000, he co-founded and managed Buena Vista Partners, a long/short equity hedge fund. Prior to Buena Vista, Mr. Soderstrom was a Managing Director at JP Morgan Securities, where he helped build and ultimately ran their 300+ person U.S. Institutional Equities business overseeing sales, trading, and research. Prior to running U.S. Equities, he built and ran their Chicago Equities office. From 1987-1991, Mr. Soderstrom worked for Salomon Brothers. He received an M.M. in Finance and Marketing from the Kellogg School of Management at Northwestern University and a B.S. in Industrial Management from Purdue University.

Faryan Amir-Ghassemi. Faryan Amir-Ghassemi is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, he worked at Novus Partners starting in 2012, where was a Director of Analytics and Quantitative Investment Strategies. In that capacity, he worked with clients ranging from endowments and multi-billion dollar family offices to fundamentally focused hedge funds, creating solutions around portfolio optimization and investment strategies. Prior to joining Novus, he was a Hedge Fund Analyst at Cambridge Associates, focusing on hedge fund research for the firm’s institutional investor clients. Prior to joining Cambridge, he worked at Crowell & Moring as a Legal Assistant. Mr. Amir-Ghassemi graduated from the University of Maryland with a B.A. in English Literature, earning an Honors Citation in his major and a Scholar’s Citation in Business, Society and the Economy.

Michael Perlow. Michael Perlow is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, he worked at Novus Partners, starting in 2013, and served as a Quantitative Developer specializing in investment strategy creation, quantitative analysis, and software development. During this period, he created much of the infrastructure for testing quantitative investment strategies, including backtesting engines. He has focused specifically on extracting investment signals from public regulatory filings using advanced statistical methods. Before joining Novus, Mr. Perlow was at Ipreo where he predicted trends in active managers' holdings using brokerage flow data. Mr. Perlow holds a Bachelor of Arts in Mathematics and Economics from Skidmore College.

Shareholder Information

Choosing a Share Class

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares. The Fund has registered three classes of shares – Class N shares, Class I shares and Class T shares. The different classes of shares represent investments in the same portfolio of securities, but the classes generally offered through different distribution channels and are subject to different expenses and may have different share prices as outlined below:

•	Class N shares are sold without an initial sales charge, but are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Class N shares are generally offered through financial intermediary platforms, including, but not limited to, asset allocation, mutual fund wrap, or other discretionary and non-discretionary fee-based investment advisory programs, as well as directly from the Fund’s distributor.

•	Class I shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund.

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•	Class T shares are charged a front-end sales load. The Class T shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee. Class T shares are generally offered through certain financial intermediaries that have entered into special arrangements with the Fund specifically for such orders.

Each class of shares are subject to a redemption fee equal to 0.50% on shares redeemed within 60 days of purchase.

More About Class N Shares

Class N shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class N shares pay up to 0.25% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class N shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class N shares of the Fund is $1,000. The minimum subsequent investment in Class N shares of the Funds is $200.

More About Class I Shares

Class I shares generally may be purchased without the imposition of any sales charges. The Fund offers Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.

An investor transacting in Class I shares may be required to pay a commission to a broker or other financial intermediary. Other share classes of the Fund that have different fees and expenses are available.

Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with the Fund and are authorized to buy and sell shares of the Fund that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. Additionally, Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.

Class I shares are sold at NAV without an initial sales charge, and are not subject to 12b-1 distribution fees. The minimum initial investment in Class I shares of the Fund is $10,000. There is no minimum subsequent investment in Class I shares.

More About Class T Shares

Class T shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class T shares. The minimum initial investment in Class T shares of the Fund is $1,000. The minimum subsequent investment in Class T shares of the Fund is $1000 for all other accounts. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Fund reserves the right to waive sales charges at its discretion. The following sales charges apply to your purchases of Class T shares of the Fund:

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Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge

You may be eligible to purchase Class T shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class T shares of a Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class T shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class T shares, you may combine your new purchases of Class T shares with Class T shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class T shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);
•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
•	Shares held directly in a Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Waiving Your Class T Sales Charge

The sales charge on purchases of Class T shares is waived for certain types of investors, including:

•	Current and retired directors and officers of Funds sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.
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•	Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

•	Institutional investors (which may include bank trust departments and registered investment advisers).

•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
•	Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in a Fund are part of an omnibus account. A minimum initial investment of $1 million in a Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Further information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge upon request.

Share Price

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

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The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase Shares

The Fund offers three classes of shares so that you can choose the class that best suits your investment needs: Class N shares, Class I shares and Class T shares. The main differences between the classes are the ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represents an interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

Purchase by Mail. To purchase the Fund’s shares, simply complete and sign the Account Application and mail it, along with a check made payable to “Epsilon Sector-Balanced Fund” to:

via Regular mail:	via Overnight mail:
Epsilon Sector-Balanced Fund	Epsilon Sector-Balanced Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

Purchase through Brokers. You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Purchase by Wire. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-833-ESBFUND for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan. You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds

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transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $50 on specified days of each month into your established Fund account. Please contact the Fund at 1-833-ESBFUND for more information about the Fund’s Automatic Investment Plan. Minimum initial investment requirements may be waived for Automatic Investment Plan investors, at the Fund’s discretion.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Epsilon Sector-Balanced Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

Anti-Money Laundering Program. The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-833-ESBFUND.

How to Redeem Shares

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

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via Regular mail:	via Overnight mail:
Epsilon Sector-Balanced Fund	Epsilon Sector-Balanced Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-833-ESBFUND. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan (for Investor Class shares only): If your individual accounts, IRA or other qualified plan account have a current account value of at least $5,000, you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Fund at 1-833-ESBFUND for more information about the Fund’s Automatic Withdrawal Plan.

Redemptions in Kind: The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash and the shareholder will bear market risk until the securities are converted to cash.

When Redemptions are Sent:  Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.”

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If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•         The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•         If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Fund;
•	you request that a redemption be mailed to an address other than that on record with the Fund;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance falls below $1,000 for Class N and Class T accounts, the Fund may notify you that, unless the account is brought up to the minimum investment amount within 30 days of the notice, your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below required minimum due to a decline in NAV.

Redemption Fee

The Fund will deduct a 0.50% redemption fee on the redemption amount if you sell your shares less than 60 days after purchase or shares held less than 60 days are redeemed for failure to maintain the Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for60 days or more are not subject to the 0.50% fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

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•	Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
•	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
•	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or
•	Redemptions or exchanges due to the death or disability of a shareholder, pursuant to a qualified domestic relations order or divorce decree, or similar situations where the Fund, in its discretion, believes it is appropriate in the circumstances.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Tools to Combat Frequent Transactions

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy,”
•	Rejecting or limiting specific purchase requests, and
•	Charging a 0.50% redemption charge if shares are held less than 60 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. The Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market

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Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Householding. To reduce expenses, the Fund mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-833-ESBFUND on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

Shares of one of the Class of the Fund will not be exchangeable for shares of other Classes.

Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) is located at 17605 Wright Street, Omaha, NE 68130, and serves as distributor and principal underwriter to the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Distribution and/or Shareholder Servicing (12b-1) Plan

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “12b-1 Plans”) under the 1940 Act applicable to the Class N and Class T shares. Under the 12b-1 Plans, the Fund is authorized to pay the Fund’s distributor, or such other entities as approved by the Board of Trustees, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders. The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets annually for Class N and Class T shares. The distributor may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution or service activity. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries

The distributor, its affiliates and the Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund, if any. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Distributions and Taxes

Tax Status, Dividends and Distributions

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

Dividends from net investment income are generally made at least annually. Capital gain distributions from net profits from the sale of investments are generally made at least annually. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis). You should consult your own independent tax advisors to determine the tax consequences of owning the Fund’s shares.

Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income and dividends paid by a Fund and (b) certain capital gain distributions and the gross proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it either enters into a valid agreement with the IRS or otherwise complies with the specific requirements and provisions of an applicable intergovernmental agreement, in each case to, among other requirements, to collect and report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as

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necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Financial Highlights

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

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Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates’ everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•         CLS Investments, LLC

•         NorthStar Financial Services Group, LLC

•         NorthStar CTC Holdings, Inc.

•         NorthStar Topco, LLC

•         Blu Giant, LLC

•         Gemini Fund Services, LLC

•         Gemini Alternative Funds, LLC

•         Gemini Hedge Fund Services, LLC

•         Northern Lights Compliance Services, LLC

•         Northern Lights Distributors, LLC

•         Orion Advisor Services, LLC

•         Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

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Investment Adviser

Epsilon Asset Management, LLC

600 Third Avenue, 2nd Floor

New York, NY 10016

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Alston & Bird, LLP

950 F Street NW

Washington, D.C. 20004

Custodian

U.S. Bank, National Association

1555 North River Center Drive

Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Epsilon Sector-Balanced Fund

a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-833-ESBFUND, or by writing to:

Epsilon Sector-Balanced Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Information is also available at www.epsilonmgmt.com.

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated: August 25, 2017

Epsilon Sector-Balanced Fund

Class N Shares (Symbol: EAMNX)

Class I (Symbol: EAMIX)

Class T (Symbol: EAMFX)

This Statement of Additional Information (“SAI”) provides general information about the Epsilon Sector-Balanced Fund (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus for Class N, Class I and Class T shares dated August 25, 2017 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus, free of charge, please write or call the Fund at the address or telephone number below:

Epsilon Sector-Balanced Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-833-ESBFUND

---------------------------------

TABLE OF CONTENTS

---------------------------------

The Trust	1
Investment Policies, Strategies and Associated Risks	2
Fundamental Investment Limitations	13
Management of the Fund	15
Board of Trustees	15
Board Leadership Structure	15
Trustees and Officers	17
Board Committees	19
Trustee Compensation	20
Control Persons and Principal Shareholders	21
Investment Adviser	21
Portfolio Management Team	23
Other Service Providers	26
Distribution of Fund Shares	28
12b-1 Distribution and Shareholder Servicing Plan	28
Portfolio Transactions and Brokerage Allocation	29
Portfolio Turnover	31
Code of Ethics	31
Proxy Voting Procedures	31
Anti-Money Laundering Compliance Program	32
Portfolio Holdings Information	32
Determination of Net Asset Value	33
Financial Statements	40
APPENDIX “A” RATINGS DEFINITIONS	41
APPENDIX “B”	58

The Trust

The Epsilon Sector-Balanced Fund (the “Fund”) is a series of Northern Lights Fund Trust II, (the “Trust”) a Delaware statutory trust, organized on August 26, 2010.

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges.  Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a non-diversified series of the Trust.  The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus.  The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

The Fund offers three classes of shares: Class N, Class I and Class T shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

Epsilon Asset Management, LLC (the “Adviser” or “Epsilon”) serves as the investment adviser to the Fund.

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Investment Policies, Strategies and Associated Risks

The investment objective of the Fund is to seek capital appreciation. The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust, although the Fund will provide shareholders with notice of any change to the Fund’s investment objectives at least 60 days prior to such change.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Adviser may employ in pursuit of the Fund’s investment objective and a summary of related risks.

Risks Associated With Economic Events

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund or if the Dodd-Frank Act or parts of it will be repealed. Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives. There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses. In addition, the European debt crisis, related financial restructuring efforts and movements such as Brexit have contributed to the instability in global credit markets.

Equity Securities

The Fund may invest in equity securities consistent with its investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fall. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends. Other risks of investing globally in equity securities may include changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of taxes including withholding taxes on dividend or interest payments, and difficulty in obtaining and enforcing judgments against entities. Equities investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. There are no absolute restrictions in regard to the size or operating experience of the companies in which the Fund may invest directly or indirectly. In addition, relatively small companies in which the Fund may invest may lack management depth or the ability to generate internally, or obtain externally, the funds necessary for growth and companies with new products or services could sustain significant losses if projected markets do not materialize.

To the extent the Fund invests in the equity securities of small- and medium-sized companies, they will be exposed to the risks of small- and medium-sized companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information

2

concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants

The Fund may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Foreign Securities

The Fund may invest in foreign securities American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and foreign equity securities. The Fund may invest without limit in U.S. dollar denominated foreign securities and depositary receipts, and may invest up to 25% of its total assets in equity securities of foreign issuers that are not traded in the U.S. In determining whether a company is foreign, the Adviser will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized. The weight given to each of these factors will vary depending upon the circumstances. Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts

The Fund may invest in securities of foreign issuers in the form of “ADRs, “EDRs” and GDRs. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in

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trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes. To the extent that, as anticipated, such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders. It is not anticipated that the Fund will be eligible to pass through to shareholders a federal tax credit or federal tax deduction related to any foreign taxes borne by the Fund.

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To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Other Investment Companies

The Fund may invest in shares of other registered investment companies, including money market mutual funds, in accordance with the limitations established under the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Exchange-Traded Funds

The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above, absent another applicable exemption. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be

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subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV”). Investors in the Fund should be aware that ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Money Market Mutual Funds

The Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes. Money market mutual funds are regulated investment companies under the 1940 Act and the Fund will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies. Please note that in addition to the advisory and operational fees the Fund pays in connection with its own operations, to the extent the Fund invests in money market funds, the Fund will also bear its pro rata portion of each such money market fund’s fees and expenses.

Fixed Income Securities

General

The Fund may invest in fixed income securities. Examples of such securities are described below.

U.S. Government Obligations and Related Securities

U.S. Government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”) and Small Business Administration are backed by the “full faith and credit” of the U.S. Government. Other U.S. Government obligations may or may not be backed by the “full faith and credit” of the U.S. Government. In the case of securities not backed by the “full faith and credit” of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, Fannie Mae and Freddie Mac) for ultimate repayment and may not be able to assert a claim against the U.S. Government itself if the agency or instrumentality does not meet its commitments.

Real Estate-Related Investments

Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets,

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overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Master Limited Partnerships (“MLPs”)

The Fund may invest its assets in MLPs or gain exposure to MLPs through swap agreements. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as us. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights (“IDRs”), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be

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redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Because the MLP itself generally does not pay federal income tax, its income or loss is allocated to its investors, irrespective of whether the investors receive any cash payment or other distributions from the MLP. An MLP typically makes quarterly cash distributions. Although they resemble corporate dividends, MLP distributions are treated differently for tax purposes. The MLP distribution is treated as a return of capital to the extent of the investor’s basis in his MLP interest and, to the extent the distribution exceeds the investor’s basis in the MLP, generally as capital gain. The investor’s original basis is the price paid for the units. The basis is adjusted downwards with each distribution and allocation of deductions (such as depreciation) and losses, and upwards with each allocation of taxable income and gain. If the Fund will keep MLP investments until the basis is zero, subsequent distributions will be taxable to the Fund at ordinary income rates and shareholders may receive a corrected 1099.

The partner will not incur federal income tax on distributions until: (1) he sells his MLP units and pays tax on his gain, which gain is increased due to the basis decrease due to prior distributions; or (2) his basis reaches zero. When the units are sold, the difference between the sales price and the investor’s adjusted basis is gain or loss for federal income tax purposes.

Borrowing

The Fund may borrow money for investment purposes. The Fund’s Investment Restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.

The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks. In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase the Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period. Currently, the Fund’s does not contemplate borrowing money for investment purposes. The Fund’s Investment Restriction regarding borrowing will be interpreted to permit

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the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Reverse repurchase agreements may be considered to be a type of borrowing. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy. Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

Issuance of Senior Securities

Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions. With respect to the Fund’s fundamental investment restriction relating to issuing senior securities, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits the Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose as discussed above. The Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by the Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of the Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased. Certain widely used investment practices that involve a commitment by the Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that the Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party. These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts. The Fund’s policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Options, Futures and Other Derivative Strategies

General

The Fund may invest in, forwards, financial indices and instruments, and (collectively, “Financial Instruments”). The use of such Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

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(1)	Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)	The prices of Financial Instruments can diverge from the prices of their underlying instruments and may be affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)	As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

The Fund will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or held in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Swaps

Total Return Swap Agreements.  Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a

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security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Forward Trading

The Fund may trade forward contracts. Forward contracts are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. Neither the CFTC nor any banking authority regulates trading in forward contracts. In addition, there is no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded. There have been periods during which certain banks or dealers have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and that at which they are prepared to sell. Disruptions can occur in the forward markets because of unusually high trading volume, political intervention or other factors. For example, the imposition of credit controls by governmental authorities might limit forward trading, to the possible detriment of the Fund.

In its forward trading, the Fund is subject to the risk of the bankruptcy of, or the inability or refusal to perform with respect to its forward contracts by, the principals with which the Fund trades. Funds on deposit with such principals are generally not protected by the same segregation requirements imposed on CFTC regulated commodity brokers in respect of customer funds on deposit with them. However, the Fund intends to engage in forward trading only with large, well-capitalized banks and dealers. The Fund may place forward trades through agents, so that the insolvency or bankruptcy of such agents could also subject the Fund to the risk of loss.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits

The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated

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obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes

The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, the Fund may invest without limit in repurchase agreements. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Fund will enter into repurchase agreements only with financial institutions determined by the Adviser to present minimal risk of default during the term of the agreement. Repurchase agreements are usually for a term of one week or less but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by the Fund and creates leverage in the Fund’s portfolio. In a reverse repurchase transaction, the Fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the Fund received when it sold the instrument, representing the equivalent of an interest payment by the Fund for the use of the cash. During the term of the transaction, the Fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments. The Fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, the Fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the Fund’s portfolio management team in other securities or instruments in an effort to increase the Fund’s investment returns. During the term of the transaction,

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the Fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When the Fund reinvests the proceeds of a reverse repurchase agreement in other securities, the Fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the Fund more volatile and increases the Fund’s overall investment exposure. In addition, if the Fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the Fund’s return. When the Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. In addition, the Fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio management team’s strategy and result in lower Fund returns. At the time the Fund enters into a reverse repurchase agreement, the Fund is required to set aside cash or other appropriate liquid securities in the amount of the Fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the Fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of Fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

Additional Risks

Risk of Potential Government Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including total-return swap agreements, may limit or prevent the Fund from using such instruments as part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment goals. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010), would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.

Fundamental Investment Limitations

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

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The Fund may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;
2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;
3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);
4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate or real estate acquired as a result of such investments. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);
5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);
6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or
7.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

The following lists the non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may not:

1.	Invest in securities of other investment companies except as permitted under the 1940 Act or the rules thereunder;
2.	Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice; or
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3.	Invest in other investment companies advised by the same investment adviser as the Fund or in investment companies advised by affiliates of such adviser.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Management of the Fund

Board of Trustees

The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011.  Mr. Nielsen is an interested person by virtue of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).  The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees.   Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  The Trust believes that (i) its Chairman, Brian Nielsen (ii) Keith Rhoades, the independent chair of the Audit Committee, and, (iii) as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder. The Independent Trustees have selected Anthony Lewis as the Lead Independent Trustee.

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In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth below. The Board of Trustees reviews its leadership structure regularly. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

Board Responsibilities

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Investment advisers managing the Trust’s series report to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over ten

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years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. Since 2010, Thomas Sarkany has been the President of TTS Consultants, LLC, a financial services firm and from 1994 through 2010, held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past ten years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades served as the Director then Senior Director of General Ledger/Financial Research for Union Pacific Railroad, and Randy Skalla has served as the President of L5 Enterprises, Inc. since 2001 and is a member of the Orizon Investment Counsel Board. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee and the Nominating Committee. All Independent Trustees are members of the Audit Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, NE 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC (financial services)(since 2010).	1	Director, Aquila Distributors, Trustee, Arrow ETF Trust, Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm)(since 2007).	1	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth
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				Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	1	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	1	Board Member, Orizon Investment Counsel (financial services company)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel (from 2001 to 2014) and Secretary (since 2001) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel (from 2003 to 2014) and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; CEO (since 2015), Manager (from 2008 to 2015), General Counsel and Secretary (since 2011) of Northern Lights Compliance Services, LLC; General Counsel and Secretary (since 2011) of Blu Giant, LLC; General Counsel (from 2012 to 2014) and Secretary (since 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel (from 2013 to 2014) and Secretary (since	1	NONE
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2013) of Gemini Hedge Fund Services, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust; Manager, Secretary and General Counsel of NorthStar Holdings, LLC (from 2013 to 2015); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (since 2015) and Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds.
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC (2004-2012).	N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, LLC (2007 - 2012).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

***As of May 31, 2017, the Trust was comprised of 24 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the independent members of the Board of Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s

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independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the independent members of the Board of Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the independent members of the Board of Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the independent members of the Board of Trustees. The Compensation Committee will generally meet annually.

Other Committees of the Trust

Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board. The Valuation Committee shall, at all times, consist of no less than three members, including the Trust’s President and Treasurer, and may include such number of alternate members that are officers of the Trust’s Administrator or the investment adviser of a series of the Trust as the Board of Trustees or the members of the Valuation Committee may from time to time designate. The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

Trustee Compensation

Effective August 1, 2017, each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $20,000, allocated among each of the various portfolios comprising the Trust, as well as reimbursement for any reasonable expenses incurred attending the regular quarterly meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman will receive a $3,750 additional quarterly fee. Each Trustee who is not an interested person of the Trust or Adviser will receive a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting to be paid by the Adviser requesting the special in-person meeting. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to August 1, 2017, each Trustee who is not an interested person of the Trust or Adviser received a quarterly fee of $15,000, as well as reimbursement for any reasonable expenses incurred attending the regular quarterly meetings paid at the beginning of each calendar quarter. The Audit Committee Chairman received a $2,000 additional quarterly fee. Effective December 2015, each Trustee who was not an interested person of the Trust or Adviser received a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting paid by the Adviser requesting the special in-person meeting. The “interested persons” who served as Trustees of the Trust received no compensation for their services as Trustees. None of the executive officers received compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Fund during the period ended May 31, 2017.

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Name	The Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Complex Paid to Trustees***
Thomas T. Sarkany	$0	None	None	$0
Anthony Lewis	$0	None	None	$0
Keith Rhoades*	$0	None	None	$0
Randy Skalla	$0	None	None	$0
Brian Nielsen**	$0	None	None	$0

*Mr. Rhoades also serves as chairman of the Audit Committee.

**Mr. Nielsen is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant), Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Trust’s compliance service provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

*** There are currently multiple series comprising the Trust. The term “Fund Complex” refers only to the Fund, and not to any other series of the Trust. For the period ended May 31, 2017, aggregate Independent Trustees’ fees were $248,000.

Trustee Ownership

Because there were no shares outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0% of the Fund’s outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, there were no principal or control shareholders as there were no shares of the Fund outstanding.

Investment Adviser

As stated in the Prospectus, investment advisory services are provided to the Fund by Epsilon Asset Management, LLC, located at 600 Third Avenue, 2nd Floor, New York, NY 10016, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser is controlled by the firm’s members Chuck Soderstrom, James Lavin, Faryan Amir-Ghassemi, and Michael Perlow.

Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments.

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After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund upon 60 days’ prior written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees (directly or through a subadviser) to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such shall (directly or through a subadviser) (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Fund, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser (directly or through a subadviser) will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on July 25-26, 2017.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Fund and such additional administrative services as reasonably requested by the Board of Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee at the annual rate of 0.80% of the Fund’s average daily net assets.

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The fee is computed daily and payable monthly. The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) at least until December 31, 2018, such that net annual fund operating expenses of the Fund do not exceed the percentages in the table below.  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and increase its performance.

Share Class	Expense Cap
Class N	1.25%
Class I	1.00%
Class T	1.25%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund.  Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

Portfolio Management Team

The following section provides information regarding the members of the Fund’s portfolio management team, other accounts managed by the members of the portfolio management team, compensation, material conflicts of interests, and any ownership of securities in the Fund.

James Adam Lavin. James Adam Lavin is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, he was at Novus Partners, where he helped grow the company to a venture backed analytics firm with clients representing $3 trillion of assets under management. During that time, Mr. Lavin brokered relationships with channel partners and helped grow the client base by several hundred percent. Prior to joining Novus in 2009, he was the principal and founder of Alternative Investment Management, a multi-billion dollar fund-of-hedge-funds. He has worked with several multi-billion dollar family offices

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throughout the years, specifically in the field of constructing hedge fund and private equity portfolios. Mr. Lavin graduated with a degree in Business Administration from Tulane University.

Chuck Soderstrom. Chuck Soderstrom is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, starting in 2005, he served as a Managing Director and Head of Operations for Impala Asset Management, a multi-billion dollar long/short equity hedge fund founded by Bob Bishop. Prior to Impala, Mr. Soderstrom was a Senior Managing Director at Bear Stearns from 2002-2003. In 2000, he co-founded and managed Buena Vista Partners, a long/short equity hedge fund. Prior to Buena Vista, Mr. Soderstrom was a Managing Director at JP Morgan Securities, where he helped build and ultimately ran their 300+ person U.S. Institutional Equities business overseeing sales, trading, and research. Prior to running U.S. Equities, he built and ran their Chicago Equities office. From 1987-1991, Mr. Soderstrom worked for Salomon Brothers. He received an M.M. in Finance and Marketing from the Kellogg School of Management at Northwestern University and a B.S. in Industrial Management from Purdue University.

Faryan Amir-Ghassemi. Faryan Amir-Ghassemi is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, he worked at Novus Partners starting in 2012, where was a Director of Analytics and Quantitative Investment Strategies. In that capacity, he worked with clients ranging from endowments and multi-billion dollar family offices to fundamentally focused hedge funds, creating solutions around portfolio optimization and investment strategies. Prior to joining Novus, he was a Hedge Fund Analyst at Cambridge Associates, focusing on hedge fund research for the firm’s institutional investor clients. Prior to joining Cambridge, he worked at Crowell & Moring as a Legal Assistant. Mr. Amir-Ghassemi graduated from the University of Maryland with a B.A. in English Literature, earning an Honors Citation in his major and a Scholar’s Citation in Business, Society and the Economy.

Michael Perlow. Michael Perlow is a founder of Epsilon Asset Management, LLC. Prior to Epsilon, he worked at Novus Partners, starting in 2013, and served as a Quantitative Developer specializing in investment strategy creation, quantitative analysis, and software development. During this period, he created much of the infrastructure for testing quantitative investment strategies, including backtesting engines. He has focused specifically on extracting investment signals from public regulatory filings using advanced statistical methods. Before joining Novus, Mr. Perlow was at Ipreo where he predicted trends in active managers' holdings using brokerage flow data. Mr. Perlow holds a Bachelor of Arts in Mathematics and Economics from Skidmore College.

Other Accounts Managed by the Members of the Portfolio Management Team

The table below identifies, for the members of the Portfolio Management Team of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate as of the date of this SAI, and have been rounded. The following table lists the number and types of accounts managed by the members of the portfolio management team and assets under management in those accounts as of May 31, 2017.

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
James Adam Lavin	0	$0	0	$0	0	$ 0
Chuck Soderstrom	0	$0	0	$0	0	$ 0
Faryan Amir-Ghassemi	0	$0	0	$0	5	$ 5.7 million
Michael Perlow	0	$0	0	$0	0	$ 0
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Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio Managers who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Portfolio Managers who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

The Adviser may offer separately managed accounts and other investment fund products in addition to the Fund.  Some of these offerings may include portfolios of investments which may be substantially identical to the Fund, which could create certain conflicts of interest.  As the Fund and any separate accounts or investment funds managed similarly (or identical) to the Fund will be managed concurrently, all transactions will be implemented according to the Adviser’s trade allocation procedures.  These procedures, among other things, ensure that all trades allocated to advisory clients (including the Fund) fulfill the Adviser’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory.  Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements.  In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment, suitability as well as each client’s investment objectives.

Further, the other separately managed accounts and other investment fund products offered by Adviser may be managed in several different investment strategies. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Adviser will make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Adviser may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.

Additionally, a conflict may arise if the Adviser simultaneously manages accounts for which it receives performance-based compensation and accounts for which it receives fees based on the assets under management (such as the Fund). Typically, under this scenario, a conflict of interest arises in that the Adviser will have an incentive to favor accounts for which it is receiving the performance-based fee. The Adviser believes that this conflict of interest is mitigated due to the fact that the funds for which the Adviser receives performance-based fees have investment strategies that are distinct from those for which the Adviser receives asset-based compensation. The Adviser and its affiliates may from time to time own shares of the Fund and/or the same securities owned by the Fund.

A conflict may also arise with respect to opposite (e.g. contradictory) transactions in securities. The Adviser may provide investment advisory services for various clients, including the Fund, and under various investment mandates and may give advice and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any individual client account. In the course of providing advisory services, the Adviser may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, the portfolio manager may be forced to sell a security that is ranked a buy in a model portfolio. The Adviser has and potentially will purchase publicly

25

traded securities of clients, brokers and vendors. This potential conflict is mitigated by the fact that all investments are made solely on the investment merits of the individual security.

Conflicts may also arise involving personal securities transactions. The Adviser allows its employees to trade in securities that it recommends to clients with the approval of the compliance officer. These transactions may occur at or about the same time that a Portfolio Manager is purchasing, holding or selling the same or similar securities or investment products for client account portfolios. The actions taken by such persons on a personal basis may be, or be deemed to be, inconsistent with the actions taken by the investment manager for its client accounts. Clients should understand that these activities might create a conflict of interest between the investment manager, its access persons and its clients. Employees of the Adviser may also invest in mutual funds and other commingled vehicles that are managed by the portfolio manager. To address this potential conflict, employees must pre-clear all security transactions and comply with the written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholder’s interests in the Fund).

Portfolio Management Team’s Compensation

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Fund’s portfolio managers as of the most recent practicable date.

The portfolio managers are compensated with a base salary which is determined by individual and firm-wide performance as well as a percentage of equity ownership in the management company’s pass-through revenue.

Portfolio Management Team’s Ownership of the Fund

Because there were no shares outstanding as of the date of this SAI, the Portfolio Managers did not own any of the Fund’s outstanding shares.

Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Gemini Fund Services, LLC (“GFS”), 80 Arkay Drive, Suite 110, Hauppauge, NY 11788 (the “Administrator”), acts as administrator for the Fund, subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of GFS or its affiliates.

The Administration Service Agreement was initially approved by the Board with respect to the Fund at a meeting held July 25-26, 2017. The Agreement shall remain in effect for 2 years from the date of the Fund’s commencement of operations, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or GFS on 60 days’ prior written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GFS or reckless disregard of its obligations thereunder, GFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, GFS provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii)

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preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

Fund Accounting

GFS, pursuant to the Administration Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund. The Fund also pays the Administrator for any out-of-pocket expenses.

Transfer Agent

GFS, 17605 Wright Street, Suite 2, Omaha, NE 68130, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

U.S. Bank, National Association (the “Custodian”), 1555 North River Center Drive Milwaukee, WI 53212 serves as the custodian of the Fund’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Fund.  The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 17605 Wright Street Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Fund pays a compliance service fee to NLCS.

Legal Counsel

Alston & Bird, LLP, 950 F Street NW, Washington, D.C. 20004, serves as counsel to the Trust. Blank Rome LLP, 405 Lexington Avenue, New York, NY 10174 serves as counsel to the Independent Trustees.

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Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115 serves as the independent registered public accounting firm of the Fund.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, NE 68130 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Fund’s shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Fund’s shares

The Underwriting Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Underwriting Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ notice when authorized either by a majority vote of the Fund’s outstanding voting securities or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

12b-1 Distribution and Shareholder Servicing Plan

As noted in the Prospectus, the Trust has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class N and Class T shares (each a “Plan” and collectively, the “Plans”) pursuant to which Class N and Class T shares of the Fund are authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under each Plan, Class N and Class T shares of the Fund may pay a combined distribution or shareholder servicing fee at an annual rate of up to 0.25% of the average net assets of Class N and Class T shares as compensation for the Distributor providing account maintenance and/or distribution services to shareholders. Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon each share class’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of the Trust and the Distributor. Each Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund. The Adviser may be compensated by the Distributor for its distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such

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expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Rule 12b-1 Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of a Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer

29

are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser or Sub-Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

It is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund.  Weight is currently not given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  The Adviser retain the right to update this policy. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts managed. In the case where the Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law. Whenever possible, all trades are done in a block with allocations made on a pro-rata basis. Each client will participate in the transaction at an average price, allocated in a pro-rata amount based on the asset size of the account.

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The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transaction and any related commissions paid by the Fund.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 39.6%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

Code of Ethics

The Fund, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Adviser and responsibility for voting proxies of securities held by the Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix B.

More Information. The actual voting records relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

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Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  The Trust’s CCO serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, the Fund discloses its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Funds may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.   The recipient is also subjected to a duty not to trade on the information.

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio management

32

team in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides consulting services to the Funds as well as related compliance services; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bank, National Association. U.S. Bank, National Association is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. Cohen & Company, Ltd. is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Alston & Bird, LLP.  Alston & Bird, LLP is counsel to the Trust; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Blank Rome LLP. Blank Rome LLP is counsel to the Independent Trustees.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading “Net Asset Value,” the net asset value (“NAV”) of the Fund’s shares, by class, is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund, by class.

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For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder’s shares in the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

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(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The Fund may purchase shares of certain series which charge a redemption fee to shareholders (such as the Fund) that redeem shares of the underlying fund within a certain period of time (such as one year). The fee is payable to the underlying fund. Accordingly, if the Fund were to invest in an underlying fund and incur a redemption fee as a result of redeeming shares in such underlying fund, the Fund would bear such redemption fee. The Fund will not, however, invest in shares of an underlying fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

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Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Under the Regulated Investment Company Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. Thus, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M of the Code in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98.2% of the Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this excise tax.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In most cases the Fund will hold shares

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in Underlying Pools for less than 12 months, such that its sales of such shares from time to time will not qualify as long-term capital gains for those investors who hold shares of the Fund in taxable accounts.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as short-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to reinvest distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

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To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize

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deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from

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such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Financial Statements

The Fund has only recently commenced operations as of the date of this SAI and therefore does not have a financial history.

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APPENDIX “A” RATINGS DEFINITIONS

Standard & Poor’s (S&P) Global Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and

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where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (S&P’s Underlying Rating)

A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

prelim

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.
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•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.
•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir

This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers (Inactive Qualifiers are no longer applied or outstanding)

*

This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G

The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities pi

This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

pr

The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q

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A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

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Moody’s Credit Ratings Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in

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forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

46

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

47

Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.

As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A “+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.

At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.

National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.

In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

48

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx): Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

49

LONG-TERM RATINGS

S&P’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise we impute; and
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

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BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR

This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following S&P Short-Term Issue Credit Ratings beginning on page 42.

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Moody’s Long-Term Debt Ratings

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

53

Fitch’s National Long-Term Credit Ratings

AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)

‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)

‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)

‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met, but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx)

‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country.

CC(xxx)

‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country.

54

C(xxx)

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and
d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD(xxx): Restricted default.

‘RD’ ratings indicate an issuer that, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;
b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)

‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

55

MUNICIPAL NOTE RATINGS

S&P’s Municipal Short-Term Note Ratings Definitions

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following S&P Short-Term Issue Credit Ratings beginning on page 42.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

56

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).

The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

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This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX “B”

Proxy Voting Policy

The Firm provides investment advice to certain Clients, “Discretionary Proxy Clients” that it votes proxies on behalf of, as outlined in such Clients’ account agreements. The Firm also provides investment advice to certain Clients, “Non-Discretionary Proxy Clients” that it does not vote proxies on behalf of; however, the Firm will provide its proxy vote opinion to its Non-Discretionary Proxy Clients at such Clients’ request.

Procedures for Discretionary Proxy Clients

In the event that the Firm is presented with an opportunity to vote a proxy, the Firm will generally vote in line with company management, as company management is best suited to make decisions that are essential to the ongoing operations of the company. However, the Firm’s policy, first and foremost, will be to vote in accordance with the best interest of the Clients; so, under circumstances in which the Firm believes that company management’s proposals will not maximize the value for the Clients or is not in the best interest of the Clients, the Firm will vote against company management. In all cases, the reason for the decision, along with a record of the vote will be retained by the CCO for the Firm’s books and records.

To protect the Clients against a breach of the Firm’s duties to them, on any occasion when a proxy vote presents a conflict of interest generally, the CCO will present such purported conflict of interest to the Firm’s investment personnel for consultation on the matter and conduct a conflict analysis. The CCO shall document the matter and preserve such documentation for the Firm’s books and records.

All Employees are responsible for bringing all proxies to the attention of the CCO.

Procedures for Non-Discretionary Proxy Clients

At the request of any Non-Discretionary Proxy Client, the Firm will provide its proxy vote recommendation to such Clients pursuant to any conflicts of interest such Clients may need to be aware of.

58

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and Two Oaks Investment Management, LLC, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(d)(2)	Investment Advisory Agreement between the Registrant and Advisors Preferred, LLC, with respect to Hundredfold Select Alternative Fund. [6]
(d)(3)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. [85]
(d)(4)	Investment Advisory Agreement between the Registrant and Water Oak Advisors, LLC on behalf of WOA All Asset I and WOA US All Cap I. 152
(d)(5)	Investment Advisory Agreement between the Registrant and Solutions Funds Group, Inc. on behalf of the SFG Futures Strategy Fund.[14]
(d)(6)	Investment Advisory Agreement between the Registrant and AFAM Capital, Inc., on behalf of the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund) and the Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund) and the Al Frank Fund.[71]
(d)(7)	Investment Advisory Agreement between the Registrant and Linde Hansen & Co., LLC on behalf of the Linde Hansen Contrarian Value Fund. [22]
(d)(8)	Investment Advisory Agreement between the Registrant and Crow Point Partners, LLC on behalf of the Crow Point Defined Risk Global Equity Income Fund. [35]
(d)(9)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LP on behalf of the Longboard Managed Futures Strategy Fund and Longboard Long/Short.156
(d)(10)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf the KKM Enhanced U.S. Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund). [76]
(d)(11)	Investment Advisory Agreement between the Registrant and Price Asset Management, LLC, with respect to PCS Commodity Strategy Fund. 134
(d)(12)	Investment Advisory Agreement between the Registrant and Balter Liquid Alternatives, LLC on behalf of the Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund. 155
(d)(13)	Investment Advisory Agreement between the Registrant and Orchard Capital Management, LLC on behalf of the Orchard Small Cap Value Fund. 123
(d)(14)	Investment Advisory Agreement between the Registrant and FormulaFolio Investments, LLC on behalf of the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 118
(d)(15)	Investment Advisory Agreement between the Registrant and Epsilon Asset Management on behalf of the Epsilon Sector-Balanced Fund. [1]
(d)(16)	Sub-advisory Agreement between Advisors Preferred, LLC and Hundredfold Advisors LLC with respect to the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.[9]

(d)(17)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Willowbridge Associates Inc. with respect to the Balter Discretionary Global Macro Fund. 105
(d)(18)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Midwood Capital Management, LLC with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 108
(d)(19)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Millrace Asset Group, Inc. with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 108
(d)(20)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and S.W. Mitchell Capital, L.L.P. with respect to the Balter European L/S Small Cap Fund. 147
(d)(21)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and 12th Street Asset Management Company, LLC with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 127
(d)(22)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Intrinsic Edge Capital Management, LLC with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 147
(d)(23)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Invenomic Capital Management, LP with respect to the Balter Invenomic Fund. 156
(d)(24)	Agreement and Plan of Reorganization by and among Advisors Series Trust, with respect to the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of Advisors Series Trust, the Registrant, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of the Registrant, and Al Frank Asset Management, Inc. dated January 18, 2013.[2]
(d)(25)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Balter Long/Short Equity Fund, a separate series of Professionally Managed Portfolios, the Registrant, on behalf of the Balter Long/Short Equity Fund, a separate series of the Registrant, and Balter Liquid Alternatives, LLC dated June 24, 2015.108
(d)(26)	Agreement and Plan of Reorganization by and among S. W. Mitchell Small Cap European Fund L.P., Mitchell (general Partner II) Inc., Northern Lights Fund Trust II on behalf of its series the Balter European L/S Small Cap Fund and Balter Liquid Alternatives, LLC dated December 31, 2015. [2]
(d)(27)	Agreement and Plan of Reorganization dated April 21, 2017 with respect to the reorganization of the Al Frank Dividend Value Fund into the Al Frank Fund. 154
(d)(28)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.104
(e)(2)	Underwriting Agreement between the Registrant and Ceros Financial Services, Inc. on behalf of the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [10]
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon. [4]
(g)(2)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.[5]
(g)(3)	Custody Agreement between the Registrant and MUFG Union Bank, N.A. [15]
(g)(4)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund.[46]
(g)(5)	Custody Agreement between the Registrant and Huntington National Bank on behalf the Crow Point Defined Risk Global Equity Income Fund. [94]
(g)(6)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Balter Discretionary Global Macro Fund. 104
(g)(7)	Addendum dated November 10, 2015 to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., to add the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 118

(g)(8)	Fourth Amendment, effective June 1, 2017, to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, Balter Event-Driven Fund and Balter Invenomic Fund. 155
(g)(9)	Custody Agreement between the Registrant and U.S. Bank, N.A on behalf of the Epsilon Sector-Balanced Fund. [1]
(h)(1)	Master Fund Services Agreement between the Registrant and Gemini Fund Services, LLC dated May 17, 2011.137
(h)(2)	Amendment dated July 13, 2016 to the Master Fund Services Agreement between the Registrant and Gemini Fund Services, LLC dated May 17, 2011. 137
(h)(3)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Two Oaks Diversified Growth and Income Fund.[4]
(h)(4)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [5]
(h)(5)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.[85]
(h)(6)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I and WOA US All Cap Fund I. 157
(h)(7)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the SFG Futures Strategy Fund.[14]
(h)(8)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund) and the Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund) and the Al Frank Fund. [75]
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Linde Hansen Contrarian Value Fund.[22]
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Crow Point Defined Risk Global Equity Income Fund. [35]
(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Managed Futures Strategy Fund. [35]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the KKM Enhanced U.S. Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund). [76]
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the PCS Commodity Strategy Fund. [85]
(h)(14)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Long/Short Fund. [94]
(h)(15)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund, Balter Event-Driven Fund and Balter Invenomic. 156
(h)(16)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Orchard Small Cap Value Fund. 123
(h)(17)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 118
(h)(18)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Epsilon Sector-Balanced Fund. [1]
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.[85]
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. [16]
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to the SFG Futures Strategy Fund.[38]

(h)(23)	Expense Limitation Agreement between the Registrant, with respect to the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund) and the Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund). [75]
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to the Linde Hansen Contrarian Value Fund.[38]
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Crow Point Defined Risk Global Equity Income Fund. [35]
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund.[45]
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the KKM Enhanced U.S. Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund). [76]
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the PCS Commodity Strategy Fund.134
(h)(29)	Expense Limitation Agreement between the Registrant, with respect to the Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and the Balter Invenomic Fund.155
(h)(30)	Expense Limitation Agreement between the Registrant, with respect to the Orchard Small Cap Value Fund. 123
(h)(31)	Expense Limitation Agreement between the Registrant, with respect to the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 118
(h)(32)	Expense Limitation Agreement between the Registrant, with respect to WOA US All Cap I. 152
(h)(33)	Expense Limitation Agreement between the Registrant, with respect to Epsilon Sector-Balanced Fund.[2]
(h)(34)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.152
(h)(35)	Shareholder Services Plan on behalf of the Hundredfold Select Alternative Fund, Investor Class Shares.[42]
(h)(36)	Investment Advisory Agreement between the Balter Discretionary Global Macro Offshore Fund, Ltd. and Balter Liquid Alternatives, LLC. 104
(h)(37)	Sub-Advisory Agreement between the Balter Liquid Alternatives, LLC and Willowbridge Associates Inc. with respect to the Balter Discretionary Global Macro Offshore Fund, LTD. 105
(i)(1)	Opinion of Alston & Bird LLP regarding the Hundredfold Select Alternative Fund. 143
(i)(2)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. 145
(i)(3)	Opinion of Alston & Bird LLP regarding the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund) and the Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund). 148
(i)(4)	Opinion of Alston & Bird LLP regarding the SFG Futures Strategy Fund.142
(i)(5)	Opinion of Alston & Bird LLP regarding the Linde Hansen Contrarian Value Fund.151
(i)(6)	Opinion of Alston & Bird LLP regarding the WOA All Asset I. 157
(i)(7)	Opinion of Alston & Bird LLP regarding the Longboard Managed Futures Strategy Fund.139
(i)(8)	Opinion of Alston & Bird LLP regarding the Crow Point Defined Risk Global Equity Income Fund. 138
(i)(9)	Opinion of Alston & Bird LLP regarding the Two Oaks Diversified Growth and Income Fund. 158
(i)(10)	Opinion of Alston & Bird LLP regarding the Al Frank Fund.154
(i)(11)	Opinion of Alston & Bird LLP regarding the KKM Enhanced U.S. Equity Fund. 137
(i)(12)	Opinion of Alston & Bird LLP regarding the PCS Commodity Strategy Fund.141
(i)(13)	Opinion of Alston & Bird LLP regarding the Longboard Long/Short Fund. 140
(i)(14)	Opinion of Alston & Bird LLP regarding the Balter Discretionary Global Macro Fud, Balter Event-Driven Fund, Balter European L/S Small Cap Fund and the Balter L/S Small Cap Equity Fund. 144
(i)(15)	Opinion of Alston & Bird LLP regarding the Orchard Small Cap Value Fund. 149
(i)(16)	Opinion of Alston & Bird LLP regarding the FormulaFolios US Equity Fund. 152
(i)(17)	Opinion of Alston & Bird LLP regarding the FormulaFolios US Equity Portfolio. 153
(i)(18)	Opinion of Alston & Bird LLP regarding the WOA US All Cap. 146
(i)(19)	Opinion of Alston & Bird LLP regarding the Balter Invenomic Fund. 155
(i)(20)	Opinion of Alston & Bird LLP regarding the Epsilon Sector-Balanced Fund. [1]
(i)(21)	Consent of Alston & Bird LLP.[1]
(j)(1)	Consent of Cohen & Company, Ltd. with respect to the Two Oaks Diversified Growth and Income Fund.158

(j)(2)	Consent of Cohen Fund Audit Services Ltd. with respect to Hundredfold Select Alternative Fund.143
(j)(3)	Consent of RSM US LLP with respect to North Star Bond Fund, North Star Opportunity Fund, North Star Micro Cap Fund and North Star Dividend Fund.145
(j)(4)	Consent of Tait, Weller & Baker, LLP with respect to WOA All Asset I.157
(j)(5)	Consent of Tait, Weller & Baker, LLP with respect to the SFG Futures Strategy Fund. 142
(j)(6)	Consent of BBD, LLP with respect to the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund) and the Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund). 148
(j)(7)	Consent of BBD, LLP with respect to the Linde Hansen Contrarian Value Fund.151
(j)(8)	Consent of Tait, Weller & Baker LLP with respect to the Crow Point Defined Risk Global Equity Income Fund. 138
(j)(9)	Consent of Ernst & Young LLP with respect to Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [28]
(j)(10)	Consent of RSM US LLP with respect to the Longboard Managed Futures Strategy Fund.139
(j)(11)	Consent of Cohen Fund Audit Services Ltd. with respect to Hundredfold Select Alternative Fund, Investor Class Shares. [89]
(j)(12)	Consent of Tait, Weller & Baker LLP with respect to the Al Frank Fund and Al Frank Dividend Value Fund.[49]
(j)(13)	Consent of BBD, LLP with respect to the Al Frank Fund.154
(j)(14)	Consent of RSM US LLP with respect to the KKM Enhanced U.S. Equity Fund. 137
(j)(15)	Consent of RSM US LLP with respect to the PCS Commodity Strategy Fund. 141
(j)(16)	Consent of RSM US LLP with respect to Longboard Long/Short Fund. 140
(j)(17)	Consent of Tait, Weller & Baker LLP with respect to the Balter Discretionary Global Macro Fud, Balter Event-Driven Fund, Balter European L/S Small Cap Fund and the Balter L/S Small Cap Equity Fund. 144
(j)(18)	Consent of BBD LLP with respect to the Orchard Small Cap Value Fund. 149
(j)(19)	Consent of Cohen & Company, Ltd. with respect to the FormulaFolios US Equity Fund. 152
(j)(20)	Consent of Cohen & Company, Ltd. with respect to the FormulaFolios US Equity Portfolio. 153
(j)(21)	Consent of Grant Thornton with respect to the schedule of investments for the S.W. Mitchell Small Cap European Fund L.P.119
(j)(22)	Consent of BDO with respect to the Tiburon Credit Opportunities Master Fund, Ltd for the period ended December 31, 2014. 120
(j)(23)	Consent of BDO with respect to the Tiburon Credit Opportunities master Fund, Ltd for the period ended December 31, 2013. 120
(j)(24)	Consent of Tait, Weller & Baker, LLP with respect to WOA US All Cap. 146
(j)(25)	Consent of Tait, Weller & Baker, LLP with respect to Balter Invenomic Fund. 155
(j)(26)	Consent of Cohen & Company, Ltd. on behalf of the Epsilon Sector-Balanced Fund. [1]
(j)(27)	Power of Attorney. 155
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(3)	Class I Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 156
(m)(4)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(5)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(6)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 156
(m)(7)	Service Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [46]
(m)(8)	Shareholder Servicing Plan and Agreement on behalf of the Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund.155
(n)	Rule 18f-3 Plan, as amended July 25, 2017.158

(p)(1)	Code of Ethics of Northern Lights Distributors, LLC.[4]
(p)(2)	Code of Ethics of Two Oaks Investment Management, LLC.[4]
(p)(3)	Code of Ethics of Advisors Preferred LLC.[4]
(p)(4)	Code of Ethics for Hundredfold Advisors, LLC. [5]
(p)(5)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(6)	Code of Ethics for Water Oak Advisors LLC. [9]
(p)(7)	Code of Ethics for Solutions Funds Group, Inc.[17]
(p)(8)	Code of Ethics for AFAM Capital, Inc. 115
(p)(9)	Code of Ethics for Linde Hansen & Co., LLC. [16]
(p)(10)	Code of Ethics for Crow Point Partners, LLC. 115
(p)(11)	Code of Ethics for Longboard Asset Management, LLC. 115
(p)(12)	Code of Ethics for Ceros Financial Services, Inc.[42]
(p)(13)	Code of Ethics for KKM Financial, LLC. [74]
(p)(14)	Code of Ethics for Price Asset Management, Inc. [81]
(p)(15)	Code of Ethics for Balter Liquid Alternatives, LLC, Midwood Capital Management, LLC and Invenomic Capital Management, LP. 155
(p)(16)	Code of Ethics for Millrace Asset Group Inc.108
(p)(17)	Code of Ethics for Orchard Capital Management, LLC. 116
(p)(18)	Code of Ethics for FormulaFolio Investments, LLC. 116
(p)(19)	Code of Ethics for S.W. Mitchell Capital, L.L.P. 116
(p)(20)	Code of Ethics for 12th Street Asset Management Company, LLC. 127
(p)(21)	Code of Ethics for Intrinsic Edge Capital Management. 144
(p)(22)	Code of Ethics for Epsilon Asset Management. [1]

1 Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant's Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant's Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant's Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant's Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant's Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant's Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant's Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant's Post-Effective Amendment No. 14, and hereby incorporated by reference.

14Previously filed on November 17, 2011 in the Registrant's Post-Effective Amendment No. 18 and hereby incorporated by reference.

15Previously filed on November 22, 2011 in the Registrant's Post-Effective Amendment No. 20 and hereby incorporated by reference.

16Previously filed on December 14, 2011 in the Registrant's Post-Effective Amendment No. 24 and hereby incorporated by reference.

17 Previously filed on December 19, 2011 in the Registrant's Post-Effective Amendment No. 25 and hereby incorporated by reference.

18Previously filed on December 20, 2011 in the Registrant's Post-Effective Amendment No. 27 and hereby incorporated by reference.

19Previously filed on January 4, 2012 in the Registrant's Post-Effective Amendment No. 29 and hereby incorporated by reference.

20Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 31 and hereby incorporated by reference.

21Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 32 and hereby incorporated by reference.

22Previously filed on January 27, 2012 in the Registrant's Post-Effective Amendment No. 34 and hereby incorporated by reference.

23Previously filed on February 2, 2012 in the Registrant's Post-Effective Amendment No. 37 and hereby incorporated by reference.

24Previously filed on February 7, 2012 in the Registrant's Post-Effective Amendment No. 39 and hereby incorporated by reference.

25Previously filed on February 10, 2012 in the Registrant's Post-Effective Amendment No. 40 and hereby incorporated by reference.

26Previously filed on March 8, 2012 in the Registrant's Post-Effective Amendment No. 45 and hereby incorporated by reference.

27Previously filed on March 9, 2012 in the Registrant's Post-Effective Amendment No. 46 and hereby incorporated by reference.

28Previously filed on March 13, 2012 in the Registrant's Post-Effective Amendment No. 47 and hereby incorporated by reference.

29Previously filed on March 23, 2012 in the Registrant's Post-Effective Amendment No. 51 and hereby incorporated by reference.

30Previously filed on March 27, 2012 in the Registrant's Post-Effective Amendment No. 52 and hereby incorporated by reference.

31Previously filed on April 12, 2012 in the Registrant's Post-Effective Amendment No. 56 and hereby incorporated by reference.

32Previously filed on April 17, 2012 in the Registrant's Post-Effective Amendment No. 57 and hereby incorporated by reference.

33Previously filed on May 15, 2012 in the Registrant's Post-Effective Amendment No. 62 and hereby incorporated by reference.

34Previously filed on May 25, 2012 in the Registrant's Post-Effective Amendment No. 65 and hereby incorporated by reference.

35Previously filed on June 19, 2012 in the Registrant's Post-Effective Amendment No. 68 and hereby incorporated by reference.

36Previously filed on June 28, 2012 in the Registrant's Post-Effective Amendment No. 69 and hereby incorporated by reference.

37Previously filed on July 27, 2012 in the Registrant's Post-Effective Amendment No. 73 and hereby incorporated by reference.

38Previously filed on August 17, 2012 in the Registrant's Post-Effective Amendment No. 75 and hereby incorporated by reference.

39Previously filed on September 20, 2012 in the Registrant's Post-Effective Amendment No. 78 and hereby incorporated by reference.

40Previously filed on October 19, 2012 in the Registrant's Post-Effective Amendment No. 81 and hereby incorporated by reference.

41Previously filed on November 9, 2012 in the Registrant's Post-Effective Amendment No. 86 and hereby incorporated by reference.

42Previously filed on December 28, 2012 in the Registrant's Post-Effective Amendment No. 88 and hereby incorporated by reference.

43Previously filed on January 17, 2013 in the Registrant's Post-Effective Amendment No. 91 and hereby incorporated by reference.

44Previously filed on January 30, 2013 in the Registrant's Post-Effective Amendment No. 92 and hereby incorporated by reference.

45Previously filed on February 1, 2013 in the Registrant's Post-Effective Amendment No. 93 and hereby incorporated by reference.

46Previously filed on March 22, 2013 in the Registrant's Post-Effective Amendment No. 95 and hereby incorporated by reference.

47Previously filed on March 28, 2013 in the Registrant's Post-Effective Amendment No. 96 and hereby incorporated by reference.

48Previously filed on April 17, 2013 in the Registrant's Post-Effective Amendment No. 99 and hereby incorporated by reference.

49Previously filed on April 30, 2013 in the Registrant's Post-Effective Amendment No. 101 and hereby incorporated by reference.

50Previously filed on June 7, 2013 in the Registrant's Post-Effective Amendment No. 103 and hereby incorporated by reference.

51Previously filed on June 25, 2013 in the Registrant's Post-Effective Amendment No. 105 and hereby incorporated by reference.

52Previously filed on July 29, 2013 in the Registrant's Post-Effective Amendment No. 109 and hereby incorporated by reference.

53Previously filed on September 3, 2013 in the Registrant's Post-Effective Amendment No. 112 and hereby incorporated by reference.

54Previously filed on September 19, 2013 in the Registrant's Post-Effective Amendment No. 115 and hereby incorporated by reference.

55Previously filed on September 26, 2013 in the Registrant's Post-Effective Amendment No. 117 and hereby incorporated by reference.

56Previously filed on September 30, 2013 in the Registrant's Post-Effective Amendment No. 118 and hereby incorporated by reference.

57Previously filed on November 18, 2013 in the Registrant's Post-Effective Amendment No. 123 and hereby incorporated by reference.

58Previously filed on December 17, 2013 in the Registrant's Post-Effective Amendment No. 125 and hereby incorporated by reference.

59Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 127 and hereby incorporated by reference.

60Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 128 and hereby incorporated by reference.

61Previously filed on December 30, 2013 in the Registrant's Post-Effective Amendment No. 131 and hereby incorporated by reference.

62Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 134 and hereby incorporated by reference.

63Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 135 and hereby incorporated by reference.

64Previously filed on March 14, 2014 in the Registrant's Post-Effective Amendment No. 138 and hereby incorporated by reference

65Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 141 and hereby incorporated by reference.

66Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 142 and hereby incorporated by reference.

67Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 143 and hereby incorporated by reference

68Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 144 and hereby incorporated by reference

69Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 145 and hereby incorporated by reference

70Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 146 and hereby incorporated by reference.

71Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 147 and hereby incorporated by reference.

72Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 149 and hereby incorporated by reference.

73Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 150 and hereby incorporated by reference.

74Previously filed on May 30, 2014 in the Registrant's Post-Effective Amendment No. 155 and hereby incorporated by reference.

75Previously filed on June 20, 2014 in the Registrant's Post-Effective Amendment No. 157 and hereby incorporated by reference.

76Previously filed on June 25, 2014 in the Registrant's Post-Effective Amendment No. 158 and hereby incorporated by reference.

77Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 159 and hereby incorporated by reference.

78Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 160 and hereby incorporated by reference.

79Previously filed on July 8, 2014 in the Registrant's Post-Effective Amendment No. 163 and hereby incorporated by reference.

80Previously filed on July 24, 2014 in the Registrant's Post-Effective Amendment No. 168 and hereby incorporated by reference.

81Previously filed on September 3, 2014 in the Registrant's Post-Effective Amendment No. 170 and hereby incorporated by reference.

82Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 175 and hereby incorporated by reference.

83Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 176 and hereby incorporated by reference.

84Previously filed on September 25, 2014 in the Registrant's Post-Effective Amendment No. 177 and hereby incorporated by reference.

85Previously filed on September 26, 2014 in the Registrant's Post-Effective Amendment No. 178 and hereby incorporated by reference.

86Previously filed on November 21, 2014 in the Registrant's Post-Effective Amendment No. 189 and hereby incorporated by reference.

87Previously filed on December 4, 2014 in the Registrant's Post-Effective Amendment No. 190 and hereby incorporated by reference.

88Previously filed on December 23, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

89Previously filed on December 29, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

90Previously filed on December 30, 2014 in the Registrant's Post-Effective Amendment No. 197 and hereby incorporated by reference.

91Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 200 and hereby incorporated by reference.

92Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 201 and hereby incorporated by reference.

93Previously filed on January 27, 2015 in the Registrant's Post-Effective Amendment No. 207 and hereby incorporated by reference.

94Previously filed on March 16, 2015 in the Registrant's Post-Effective Amendment No. 209 and hereby incorporated by reference.

95Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 210 and hereby incorporated by reference.

96Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 211 and hereby incorporated by reference.

97Previously filed on March 24, 2015 in the Registrant's Post-Effective Amendment No. 212 and hereby incorporated by reference.

98Previously filed on March 25, 2015 in the Registrant's Post-Effective Amendment No. 213 and hereby incorporated by reference.

99Previously filed on March 27, 2015 in the Registrant's Post-Effective Amendment No. 214 and hereby incorporated by reference.

100Previously filed on March 30, 2015 in the Registrant's Post-Effective Amendment No. 215 and hereby incorporated by reference.

101Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 225 and hereby incorporated by reference.

102Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 226 and hereby incorporated by reference.

103Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 227 and hereby incorporated by reference.

104Previously filed on May 26, 2015 in the Registrant's Post-Effective Amendment No. 233 and hereby incorporated by reference.

105Previously filed on June 26, 2015 in the Registrant's Post-Effective Amendment No. 234 and hereby incorporated by reference.

106Previously filed on June 29, 2015 in the Registrant's Post-Effective Amendment No. 235 and hereby incorporated by reference.

107Previously filed on July 14, 2015 in the Registrant's Post-Effective Amendment No. 238 and hereby incorporated by reference.

108Previously filed on July 24, 2015 in the Registrant's Post-Effective Amendment No. 240 and hereby incorporated by reference.

109Previously filed on July 28, 2015 in the Registrant's Post-Effective Amendment No. 242 and hereby incorporated by reference.

110Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 251 and hereby incorporated by reference.

111Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 252 and hereby incorporated by reference.

112Previously filed on September 24, 2015 in the Registrant's Post-Effective Amendment No. 253 and hereby incorporated by reference.

113Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 254 and hereby incorporated by reference.

114Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 255 and hereby incorporated by reference.

115Previously filed on September 28, 2015 in the Registrant's Post-Effective Amendment No. 256 and hereby incorporated by reference.

116Previously filed on October 14, 2015 in the Registrant's Post-Effective Amendment No. 262 and hereby incorporated by reference.

117Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 268 and hereby incorporated by reference.

118Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 269 and hereby incorporated by reference.

119Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 280 and hereby incorporated by reference.

120Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 281 and hereby incorporated by reference.

121Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 282 and hereby incorporated by reference.

122Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 283 and hereby incorporated by reference.

123Previously filed on December 28, 2015 in the Registrant's Post-Effective Amendment No. 284 and hereby incorporated by reference.

124Previously filed on December 29, 2015 in the Registrant's Post-Effective Amendment No. 285 and hereby incorporated by reference.

125Previously filed on January 29, 2016 in the Registrant's Post-Effective Amendment No. 290 and hereby incorporated by reference.

126Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 293 and hereby incorporated by reference.

127Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 294 and hereby incorporated by reference.

128Previously filed on March 17, 2016 in the Registrant's Post-Effective Amendment No. 297 and hereby incorporated by reference.

129Previously filed on March 18, 2016 in the Registrant's Post-Effective Amendment No. 298 and hereby incorporated by reference.

130Previously filed on March 22, 2016 in the Registrant's Post-Effective Amendment No. 299 and hereby incorporated by reference.

131Previously filed on March 23, 2016 in the Registrant's Post-Effective Amendment No. 300 and hereby incorporated by reference.

132Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.

133Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.

134Previously filed on April 22, 2016 in the Registrant's Post-Effective Amendment No. 308 and hereby incorporated by reference.

135Previously filed on June 26, 2016 in the Registrant's Post-Effective Amendment No. 312 and hereby incorporated by reference.

136Previously filed on July 27, 2016 in the Registrant's Post-Effective Amendment No. 313 and hereby incorporated by reference.

137Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 315 and hereby incorporated by reference.

138Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 316 and hereby incorporated by reference.

139Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 317 and hereby incorporated by reference.

140Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 318 and hereby incorporated by reference.

141Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 324 and hereby incorporated by reference.

142Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 325 and hereby incorporated by reference.

143Previously filed on December 28, 2016 in the Registrant's Post-Effective Amendment No. 326 and hereby incorporated by reference.

144Previously filed on February 27, 2017 in the Registrant's Post-Effective Amendment No. 331 and hereby incorporated by reference.

145Previously filed on February 28, 2017 in the Registrant's Post-Effective Amendment No. 332 and hereby incorporated by reference.

146Previously filed on March 1, 2017 in the Registrant's Post-Effective Amendment No. 333 and hereby incorporated by reference.

147Previously filed on March 3, 2017 in the Registrant's Post-Effective Amendment No. 334 and hereby incorporated by reference.

148Previously filed on March 27, 2017 in the Registrant's Post-Effective Amendment No. 337 and hereby incorporated by reference.

149Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 338 and hereby incorporated by reference.

150Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 339 and hereby incorporated by reference.

151Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 340 and hereby incorporated by reference.

152Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 341 and hereby incorporated by reference.

153Previously filed on April 13, 2017 in the Registrant's Post-Effective Amendment No. 347 and hereby incorporated by reference.

154Previously filed on April 28, 2017 in the Registrant's Post-Effective Amendment No. 348 and hereby incorporated by reference.

155Previously filed on May 17, 2017 in the Registrant's Post-Effective Amendment No. 351 and hereby incorporated by reference.

156Previously filed on June 16, 2017 in the Registrant's Post-Effective Amendment No. 353 and hereby incorporated by reference.

157Previously filed on June 27, 2017 in the Registrant's Post-Effective Amendment No. 354 and hereby incorporated by reference.

158Previously filed on July 28, 2017 in the Registrant's Post-Effective Amendment No. 356 and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Two Oaks Investment Management, LLC, adviser to the Two Oaks Diversified Growth and Income Fund -- File No. 801-72390.

Advisors Preferred, LLC, adviser to the Hundredfold Select Alternative Fund – File No. 801-72430.

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund – File No. 801-62013.

Water Oak Advisors, LLC, adviser to the WOA All Asset I and WOA US All Cap I – File No. 801-66872.

AFAM Capital, Inc., adviser to the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund) and the Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund) and the Al Frank Fund – File No. 801-30528.

Solutions Funds Group, Inc., adviser to the SFG Futures Strategy Fund – File No. 801-72794.

Crow Point Partners, LLC, adviser to the Crow Point Defined Risk Global Equity Income Fund – File No. 801-67184.

Longboard Asset Management, LLC, adviser to the Longboard Managed Futures Strategy and Longboard Long/Short Fund– File No. 801-72623.

KKM Financial, LLC adviser to the KKM Enhanced U.S. Equity Fund – File No. 801-77094.

Price Asset Management, LLC. adviser to the PCS Commodity Strategy Fund – File No. 801-77076.

Balter Liquid Alternatives, LLC adviser to the Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund, and Balter Invenomic Fund – File No. 801-78740.

Orchard Capital Management, LLC adviser to the Orchard Small Cap Value Fund – File No. 801-106488.

FormulaFolio Investments, LLC adviser to the FormulaFolios US Equity Fund and the FormulaFolios US Equity Portfolio – File No. 801-72780.

Epsilon Asset Management adviser to the Epsilon Sector-Balanced Fund – File No. 801-111013

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Northern Lights Fund Trust II except Hundredfold Select Alternative Fund. NLD also acts as principal underwriter for the following:

Advisor One Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, BlueArc Multi-Strategy Fund, Centerstone Investors Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Hay Series Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Equity Fund, Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Arrow DWA Tactical ETF, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 17605 Wright Street, Omaha, NE 68130.  NLD is an affiliate of Gemini Fund Services, LLC and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, Chief Executive Officer, Secretary	Trustee
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

Bill Strait	General Counsel	None

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BNYM”), One Wall Street, New York, NY 10286, provides custodian services to the Two Oaks Diversified Growth and Income Fund and the KKM Enhanced U.S. Equity Fund pursuant to a Custody Agreement between BNYM and the Trust.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, provides custodian services to the Hundredfold Select Alternative Fund, Al Frank Fund, Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund, Balter Invenomic Fund, FormulaFolios US Equity Fund, FormulaFolios US Equity Portfolio, and the Epsilon Sector-Balanced Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

MUFG Union Bank, National Association (“Union Bank”), 400 California Street, San Francisco, CA 94104, provides custodian services to the North Star Opportunity Fund, WOA All Asset I, WOA US All Cap I, SFG Futures Strategy Fund, Linde Hansen Contrarian Value Fund, the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund), Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund), Longboard Managed Futures Strategy Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, PCS Commodity Strategy Fund, Longboard Long/Short Fund and Orchard Small Cap Value Fund, pursuant to a Custody Agreement between Union Bank and the Trust.

Huntington National Bank, 7 East Oval, Columbus, OH 43219 provides custodian services to the Crow Point Defined Risk Global Equity Income Fund pursuant to a Custody Agreement between Huntington National Bank and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 17605 Wright Street, Suite 2, Omaha, NE 68130, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, located at 17605 Wright Street, Omaha, NE 68130, serves as principal underwriter for all series of Northern Lights Fund Trust II, except the Hundredfold Select Alternative Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, located at 17605 Wright Street, Omaha, NE 68130, provides CCO and compliance services to each Fund of the Trust.

Two Oaks Investment Management, LLC, located at 7110 North Fresno Street, Suite 450, Fresno CA, 93720 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Two Oaks Diversified Growth and Income Fund.

Advisors Preferred, LLC located at 1445 Research Blvd, Suite 530, Rockville, MD 20850 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Hundredfold Select Alternative Fund.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.

Water Oak Advisors LLC located at 145 Lincoln Avenue, Suite A, Winter Park, FL 32789 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the WOA All Asset I and WOA US All Cap I.

Solutions Funds Group, Inc. located at 300 Village Green Drive, Suite 210, Lincolnshire, IL 60069, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the SFG Futures Strategy Fund.

AFAM Capital, Inc. located at 85 Argonaut, Suite 220, Alisa Viejo, CA 92656 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Dynamic U.S. Opportunity Fund (formerly known as the Innealta Capital Sector Rotation Fund) and the Dynamic International Opportunity Fund (formerly known as the Innealta Capital Country Rotation Fund) and the Al Frank Fund.

Linde Hansen & Co., LLC located at 25B Vreeland Road, Suite 102, Florham Park, NJ, 07932 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Linde Hansen Contrarian Value Fund.

Crow Point Partners, LLC located at 10 New Driftway, Suite 203, Scituate, MA 02066 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Crow Point Defined Risk Global Equity Income Fund.

Longboard Asset Management, LLC located at 2355 E. Camelback Road, Suite 750, Phoenix, AZ 85016 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Managed Futures Strategy Fund and the Longboard Long/Short Fund.

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the KKM Enhanced US Equity Fund.

Price Asset Management, LLC, located at 141 West Jackson Boulevard, Suite 1320A, Chicago, IL 60604 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the PCS Commodity Strategy Fund.

Balter Liquid Alternatives, LLC 125 High Street, Oliver Street Tower, Suite 802, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Balter Discretionary Global Macro Fund, Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and the Balter Invenomic Fund.

Orchard Capital Management, LLC 400 North Michigan Avenue, Suite 560, Chicago, IL 60611 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Orchard Small Cap Value Fund.

FormulaFolio Investments, LLC located at 89 Ionia SW Suite 600, Grand Rapids, MI 49503 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the FormulaFolios US Equity Fund and the FormulaFolios US Equity Portfolio.

Epsilon Asset Management, LLC located at 600 Third Avenue, 2nd Floor, New York, NY 10016 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Epsilon Sector-Balanced Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 358 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on August 25, 2017.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	August 25, 2017
Thomas Sarkany*	_________________________ Trustee	August 25, 2017
Anthony Lewis*	_________________________ Trustee	August 25, 2017
Keith Rhoades*	_________________________ Trustee	August 25, 2017
Randy Skalla*	_________________________ Trustee	August 25, 2017
Kevin Wolf*	_________________________ President and Principal Executive Officer	August 25, 2017
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	August 25, 2017

*By:   /s/Allyson Stewart

Allyson Stewart

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.

EXHIBIT INDEX

99.28 (d)(15)	Investment Advisory Agreement between the Registrant and Epsilon Asset Management on behalf of the Epsilon Sector-Balanced Fund
99.28 (g)(9)	Custody Agreement between the Registrant and U.S. Bank, N.A on behalf of the Epsilon Sector-Balanced Fund
99.28 (h)(18)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Epsilon Sector-Balanced Fund
99.28 (i)(20)	Opinion of Alston & Bird LLP regarding the Epsilon Sector-Balanced Fund
99.28 (i)(21)	Consent of Alston & Bird LLP
99.28 (j)(26)	Consent of Cohen & Company, Ltd. on behalf of the Epsilon Sector-Balanced Fund
99.28 (p)(22)	Code of Ethics for Epsilon Asset Management